LORD ABBETT     GROWTH OPPORTUNITIES FUND

                                                              2000 Annual Report




                                                               [GRAPHIC OMITTED]



                                                        A portfolio of mid-sized
                                                        growth companies



                                     [LOGO]

Report to Shareholders
For the Fiscal Year Ended November 30, 2000



[PHOTO]



/s/ Robert S. Dow

Robert S. Dow
Chairman


December 6, 2000


"Overall we are excited by
the prospects for mid-sized
companies going forward."



------------------------------------------------

            ======================
                     DALBAR
             HONORS COMMITMENT TO:
                   INVESTORS
                      1999
             =====================

  Lord,  Abbett & Co. is proud to  announce we
  have  received a DALBAR award for  providing
  consistently  good service to  shareholders,
  the 1999 Key  Honor  Award for  Mutual  Fund
  Service.   DALBAR,   Inc.   an   independent
  research firm and evaluator of mutual fund service, presents the award to financial services firms that provide consistently solid service to clients.

------------------------------------------------


Lord Abbett Growth Opportunities Fund completed its fiscal year on November 30, 2000 with a net asset value of $19.17 per Class A share versus $18.89 on November 30, 1999. The Fund's total return over the same period was 2.6%.* The Fund primarily invests in mid-sized, U.S.-based companies from which Lord Abbett expects above-average growth.

The period from November 30, 1999 through November 30, 2000 can be characterized as one of extremes. From December 1999 through March 2000, many technology and biotech stocks soared to all-time highs as investors became enthralled with advances in computing power and the promise of the Internet-driven "new economy." Sensing that valuations were approaching unsustainable levels, we made a decision at the beginning of the period to reduce our technology weightings in anticipation of a valuation "correction" or downturn. Although momentum investors enjoyed significant price gains in the first half of the year, this move eventually proved to be prudent as the market experienced a sharp correction in April and May. Punctuated by a brief fall rally, this valuation correction transformed into a "business fundamentals" correction in the second half of the period as numerous technology companies preannounced earnings shortfalls and companies with weak business models, including many dotcoms, closed their doors. During this volatile period, stocks of mid-sized growth companies (represented by the Russell Midcap Growth Index) outperformed the stocks of both larger growth companies (represented by Russell 1000 Growth Index) and smaller growth companies (represented by the Russell 2000 Growth Index).

While the segment as a whole, as represented by the Russell Midcap Growth Index, was down 1.7% for the period, the Lord Abbett Growth Opportunities Fund outperformed its benchmark, increasing 2.6%. Stocks of healthcare companies contributed greatly to this outperformance, as the 1999 trend toward government and managed care-mandated price reductions began to reverse. Indeed, the prospect of a more favorable federal and state legislative environment for healthcare, along with biotech advances such as human genome mapping, have created what many people refer to as the best healthcare investing environment in over 20 years. Our substantial holdings in the energy sector also bolstered the Fund's performance as strong oil and natural gas prices created a positive environment for companies that sponsor and facilitate energy exploration.

Conversely, the technology sector detracted from the Fund's performance for the period, despite our underweighting. Although we only held the stocks of technology companies that met our stringent fundamental criteria -- such as experienced management, healthy balance sheets and sustainable competitive advantages -- many of these stocks still performed poorly due to the relative collapse of the sector. Nonetheless, we are optimistic about the long-term promise of many technology companies which should benefit from the increase in consumer access to broadband, as well as numerous B to B possibilities that have yet to be exploited.

Overall, we are excited by the prospects for mid-sized companies going forward. In light of growing evidence that the economy is slowing faster than expected, we will strive to position the Fund to benefit from a possible drop in interest rates, as the Federal Reserve Board attempts to guide the economy to a soft-landing (a period marked by moderate growth and moderate inflation). If this scenario emerges, we believe mid-sized firms will strongly appeal to investors because, in our opinion, many possess faster revenue growth than large companies and their stocks are typically more liquid than small companies. We also believe that many mid-sized companies, particularly in the areas of healthcare, energy, financials, and technology, have excellent long-term growth opportunities.

We are pleased that you have selected Lord Abbett Growth Opportunities Fund as part of your diversified portfolio. It is our belief that our fundamental, bottom-up approach to stock selection will continue to enable us to identify some of the most exciting and fastest growing companies in the United States. We thank you for your confidence in us and look forward to helping you achieve your investment goals for many years to come.


*Total return is the percent change in net asset value assuming the reinvestment of all distributions. Past performance is no indication of future results.

Strong Fund Performance

Comparison of the change in value of a $10,000 investment, 8/1/95-11/30/00, in Lord Abbett Growth Opportunities Fund and the Lipper Midcap Growth Funds Average, the unmanaged Russell 2000 Index and Russell Midcap Growth Index.


                          [BAR CHART GRAPHIC OMITTED]


Growth                          $27,278
Opportunities
Fund(1)


Lipper                          $27,222
Midcap Growth
Funds Average(2)


Russell                         $15,968
2000
Index(3)

Russell                         $22,660
Midcap Growth
Index(4)


(1) The Fund (Class A shares) commenced operations 8/1/95. Reflects the reinvestment of all distributions at net asset value.

(2) Source: Lipper, Inc. The Lipper Midcap Growth Funds Average represents funds that, by prospectus or portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Midcap 400 Index. Calculated from 7/31/95.

(3) Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. Calculated from 7/31/95.

(4) Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Calculated from 7/31/95.


The indices cited in this report are unmanaged and are not available for direct investment.



SEC-Required Information

Average annual compounded returns for periods ended 12/31/00, at the Class A maximum sales charge of 5.75%, with all distributions reinvested:


[GRAPHIC OMITTED]


1 Year                          - 9.40%

5 Years                          21.33%

Life of Fund
(8/1/95 Inception)               20.88%



Past performance is no indication of future results. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

Important Information

Common  stocks  purchased  by the  Fund  are  subject  to  market  fluctuations, providing the potential for gains and the risk of loss. Starting in October 1998, Growth Opportunities Fund changed its investment strategy to one emphasizing growth-oriented investments. Performance results quoted herein reflect past performance, current sales charges (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Past performance is no indication of future results. Tax consequences are not reflected. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Fund issues additional shares with distinct pricing options. For a full disclosure of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the Fund's current prospectus. If used as sales material after 3/31/01, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

                             Schedule of Investments
                                November 30, 2000


                         Investments                            Shares               Value
===========================================================================================
Common Stocks 95.58%
===========================================================================================
Air Transport 1.02%      EGL, Inc.*                             85,900      $    2,947,444
-------------------------------------------------------------------------------------------
Banks 0.81%              Zions Bancorp.                         42,900           2,343,413
-------------------------------------------------------------------------------------------
Biotechnology
Research/Product         Genzyme Corp.*                         46,100           4,048,156
2.12%                    Immunex Corp.*                         56,600           2,104,813
                                                                             ==============
                         Total                                                   6,152,969
-------------------------------------------------------------------------------------------
Broadcasting 1.91%       Charter Communications, Inc.
                         Class A*                               92,500           1,826,875

                           Entravision Communications
                         Corp.*                                100,700           1,441,269
                         Hispanic Broadcasting Corp.*           32,000             864,000
                         Univision Communications
                         Inc.*                                  41,000           1,435,000
                                                                             ==============
                         Total                                                   5,567,144
-------------------------------------------------------------------------------------------
Business                 Acxiom Corp.*                         173,600           6,249,600
Services 9.58%           Convergys Corp.*                      148,400           6,242,075
                            CSGSystems International,
                         Inc.*                                 159,100           7,229,106
                         TeleTech Holdings, Inc.*              119,700           2,281,781
                         West Teleservices Corp.*              217,800           5,798,925
                                                                             ==============
                         Total                                                  27,801,487
-------------------------------------------------------------------------------------------
Communications           MasTec, Inc.*                          31,350             846,450
Equipment 1.60%          Sawtek, Inc.*                          74,030           3,807,918
                                                                             ==============
                         Total                                                   4,654,368
-------------------------------------------------------------------------------------------
Computer:                Diamond Technology
Services 1.51%           Partners, Inc.*                        26,600             841,225
                         CheckFree Corp.*                       67,900           3,547,775
                                                                             ==============
                         Total                                                   4,389,000
-------------------------------------------------------------------------------------------
Computer:                BEA Systems, Inc.*                     44,000           2,576,750
Software 10.56%          Cadence Design System, Inc.*          150,000           3,515,625
                         Electronic Arts, Inc.*                 63,400           2,262,588
                         Intuit, Inc.*                          56,700           2,583,394
                         Peoplesoft, Inc.*                      79,200           2,633,400
                         RSASecurity, Inc.*                     30,700           1,320,100
                         Sunguard Data Systems, Inc.*          169,700           8,325,906
                         Symantec Corp.*                        73,000           2,628,000
                         VeriSign, Inc.*                         8,277             717,512
                         Wind River Systems, Inc.*             102,300           4,092,000
                                                                             ==============
                         Total                                                  30,655,275
-------------------------------------------------------------------------------------------
Consumer Staples:        Bergen Brunswig Corp.                 592,300           8,921,519
Distribution 4.58%       McKesson HBOC, Inc.                   133,200           4,378,950
                                                                             ==============
                         Total                                                  13,300,469
-------------------------------------------------------------------------------------------
Drugs 10.28%             Alpharma, Inc. Class A                 78,400           2,675,400
                         Barr Laboratories, Inc.*               56,600           3,413,688
                         Elan Corp. plc ADR*                    28,000           1,510,250
                         ICN Pharmaceuticals, Inc.*            147,700           4,975,644
                         IVAX Corp.*                           116,950           4,803,137
                         QLT, Inc.*                             79,100           3,475,456
                         SICOR, Inc.*                          299,500           4,473,780
                         Teva Pharmaceutical
                         Industries Ltd. ADR                    68,800           4,523,600
                                                                             ==============
                         Total                                                  29,850,955
-------------------------------------------------------------------------------------------
Electric Power 2.85%     Constellation Energy Group,
                         Inc.                                   59,300      $    2,412,769
                         Dynegy, Inc. Class A                  106,300           4,703,775
                         Montana Power Co.                      49,100           1,169,194
                                                                             ==============
                         Total                                                   8,285,738
-------------------------------------------------------------------------------------------
Electronics:
Equipment/               Sensormatic
Components 2.61%         Electronics Corp.*                    423,100           7,562,913
-------------------------------------------------------------------------------------------
Electronics:
Miscellaneous 0.97%      Jabil Circuit, Inc.*                   90,000           2,812,500
-------------------------------------------------------------------------------------------
Electronics:             Cypress Semiconductor
Semiconductors           Corp.*                                 55,200           1,166,100
1.78%                    Globespan, Inc.*                       26,700             836,044
                         Integrated Device
                         Technology, Inc.*                      38,100           1,135,856

                         Nvidia Corp.*                          50,000           2,025,000
                         Transmeta Corp.*                        1,000              22,625
                                                                             ==============
                         Total                                                   5,185,625
-------------------------------------------------------------------------------------------
Energy Equipment         BJ Services Co.*                      101,600           5,410,200
& Services 6.87%         Nabors Industries, Inc.*              138,900           6,103,266
                         Transocean Sedco Forex,
                         Inc.                                  101,200           4,035,350
                           Weatherford International,
                         Inc.*                                 131,900           4,393,919
                                                                             ==============
                         Total                                                  19,942,735
-------------------------------------------------------------------------------------------
Energy: Exploration
and Production 1.27%     EOG Resources, Inc.                    86,600           3,675,088
-------------------------------------------------------------------------------------------
Financial                AmeriCredit Corp.*                    378,300           7,873,369
Services 6.23%           Concord EFS, Inc.*                    151,800           6,622,275
                         Providian Financial Corp.              39,900           3,591,000
                                                                             ==============
                         Total                                                  18,086,644
-------------------------------------------------------------------------------------------
Health Care
Products 1.40%           St. Jude Medical, Inc.*                68,300           4,068,118
-------------------------------------------------------------------------------------------
Health Care              Caremark Rx, Inc.*                    999,400          10,868,475
Services 7.93%           LifePoint Hospitals, Inc.*             83,800           3,315,338
                         Priority Healthcare Corp.*            124,400           3,389,900
                         UnitedHealth Group, Inc.               46,600           5,466,763
                                                                             ==============
                         Total                                                  23,040,476
-------------------------------------------------------------------------------------------
Investment
Management
Companies 0.45%          Franklin Resources, Inc.               36,000           1,303,560
-------------------------------------------------------------------------------------------
Metals & Minerals
1.57%                    Stillwater Mining Co.*                134,900           4,544,780
-------------------------------------------------------------------------------------------
Publishing 0.99%         Reader'sDigest Assoc.,
                         Inc. Class A                           75,300           2,866,106
-------------------------------------------------------------------------------------------
Retail 7.20%             Barnes & Noble, Inc.*                  85,000           2,305,625
                         RadioShack Corp.                      147,600           6,918,749
                         Timberland Co.*                       134,200           6,575,800
                         Whole Foods Market, Inc.*              86,800           5,094,075
                                                                             ==============
                         Total                                                  20,894,249
-------------------------------------------------------------------------------------------
Retail-
Specialty 1.33%          Michaels Stores, Inc.*                151,000           3,850,500
-------------------------------------------------------------------------------------------
Technology 0.95%         Tech Data Corp.*                       90,000           2,756,250
-------------------------------------------------------------------------------------------


2                       See Notes to Financial Statements


                             Schedule of Investments (continued)
                                November 30, 2000


                         Investments                            Shares               Value
===========================================================================================
Telecommunication        Efficient Networks, Inc.*              81,000       $   1,478,250
Equipment 2.60%          Plantronics, Inc.*                    155,000           6,064,375
                                                                             ==============
                         Total                                                   7,542,625
-------------------------------------------------------------------------------------------
Telecommunications       Broadwing, Inc.*                      174,900           3,760,350
3.18%                    Dobson Communication
                         Corp.*                                139,200           1,887,900
                         Flag Telecom Holdings Ltd.*           107,800             862,400
                         TeleCorp PCS, Inc.*                   143,800           2,714,225
                                                                             ==============
                         Total                                                   9,224,875

-------------------------------------------------------------------------------------------
Utilities: Electrical
1.43%                    Calpine Corp.*                        117,000           4,153,499
                         Total Common Stocks
                         (Cost $270,729,232)                                   277,458,805
-------------------------------------------------------------------------------------------


                                                                       Principal
Short-Term Investment 3.64%                                     Amount               Value
-------------------------------------------------------------------------------------------

                         American Express Credit Corp.
                         6.50% due 12/1/2000
                         (Cost $10,571,000)                $10,571,000          10,571,000

-------------------------------------------------------------------------------------------
                         Total Investments 99.22%
                         (Cost $281,300,232)                                  $288,029,805
===========================================================================================

*Non-income producing security.
ADR - American Depository Receipt.



                        See Notes to Financial Statements

 Statement of Assets and Liabilities
 November 30, 2000

===========================================================================================
 ASSETS:
===========================================================================================
    Investments in securities, at value (cost $281,300,232)                    $288,029,805
    Cash                                                                            100,152
    Receivables:
        Investment securities sold                                                2,139,855
        Capital shares sold                                                       1,183,316
        Interest anddividends                                                        30,484
-------------------------------------------------------------------------------------------

    Total assets                                                                291,483,612
-------------------------------------------------------------------------------------------
===========================================================================================
 LIABILITIES:
===========================================================================================
    Payables:
        Investment securities purchased                                             376,093
        Capital shares reacquired                                                   361,512
        Management fee                                                              224,956
        12b-1 distribution fees                                                     187,420
        Directors' fees                                                               1,273
    Accrued expenses and other liabilities                                           43,824
-------------------------------------------------------------------------------------------
    Total liabilities                                                             1,195,078
===========================================================================================
 NET ASSETS                                                                    $290,288,534
===========================================================================================
 COMPOSITION OF NET ASSETS:
===========================================================================================
 Paid-in capital                                                                305,808,979
 Distributions in excess of net investment income                                  (878,633)
 Accumulated net realized loss on investments                                   (21,371,385)
 Net unrealized appreciation on investments                                       6,729,573
-------------------------------------------------------------------------------------------
 Net Assets                                                                    $290,288,534
===========================================================================================
 Net assets by class:
 Class A Shares                                                                $175,076,911
 Class B Shares                                                                $ 65,510,195
 Class C Shares                                                                $ 49,655,843
 Class P Shares                                                                  $   43,413
 Class Y Shares                                                                   $   2,172
 Outstanding shares by class:
 Class A Shares                                                                   9,135,218
 Class B Shares                                                                   3,457,903
 Class C Shares                                                                   2,622,110
 Class P Shares                                                                       2,258
 Class Y Shares                                                                     112.775
 Net asset value, offering and redemption price per share
 (net asset divided by outstanding shares):
 Class A Shares - Net asset value                                                  $  19.17
 Class A Shares -  Maximum offering price
  (Net asset value plus sales charge of 5.75%)                                     $  20.34
 Class B Shares - Net asset value                                                  $  18.95
 Class C Shares - Net asset value                                                  $  18.94
 Class P Shares - Net asset value                                                  $  19.23
 Class Y Shares - Net asset value                                                  $  19.26
============================================================================================



                                See Notes to Financial Statements.

 Statement of Operations
 For the Year Ended November 30, 2000

============================================================================================
 Investment Income:
============================================================================================
 Interest                                                                         $ 517,968
 Dividends                                                                          202,451
 Foreign withholding tax                                                             (3,468)
-------------------------------------------------------------------------------------------
 Total investment income                                                            716,951
============================================================================================
 Expenses:
============================================================================================
 Management fee                                                                   2,088,873
 12b-1 distribution plan - Class A                                                  538,078
 12b-1 distribution plan - Class B                                                  526,037
 12b-1 distribution plan - Class C                                                  385,781
 12b-1 distribution plan - Class P                                                       63
 Shareholder servicing                                                              517,671
 Registration                                                                       113,487
 Reports to shareholders                                                             88,440
 Professional                                                                        41,553
 Custody                                                                             10,603
 Directors' fees                                                                      2,027
 Other                                                                               12,952
-------------------------------------------------------------------------------------------
 Gross expenses                                                                   4,325,565
    Management fee waived                                                          (257,312)
    Expense reductions                                                              (10,982)
-------------------------------------------------------------------------------------------
 Net expenses                                                                     4,057,271
-------------------------------------------------------------------------------------------
 Net investment loss                                                             (3,340,320)
============================================================================================
 Realized and unrealized loss on investments:
============================================================================================
 Net realized loss from investment transactions                                 (22,235,257)
 Net change in unrealized appreciation/depreciation on investments               (4,085,872)
============================================================================================
 Net realized and unrealized loss on investments                                (26,321,129)
============================================================================================
 Net Decrease in Net Assets Resulting from Operations                          $(29,661,449)
============================================================================================


See Notes to Financial Statements.

 Statements of Changes in Net Assets

                                                                                   Year Ended        Year Ended
                                                                                  November 30,       November 30,
 INCREASE IN NET ASSETS                                                                  2000              1999
===============================================================================================================
 Operations:
===============================================================================================================
 Net investment income (loss)                                                   $ (3,340,320)      $    17,047
 Net realized gain (loss) from investment transactions                           (22,235,257)         1,508,482
 Net change in unrealized appreciation/depreciation on investments                (4,085,872)        10,365,297
---------------------------------------------------------------------------------------------------------------
 Net increase(decrease) in net assets resulting from operations                  (29,661,449)        11,890,826
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
 Distributions to shareholders from:
===============================================================================================================
 Net investment income
    Class A                                                                          (31,424)                 -
    Class B                                                                                -                  -
    Class C                                                                                -                  -
    Class Y                                                                               (6)                 -

 Net realized gain
    Class A                                                                         (462,974)                 -
    Class B                                                                         (127,732)                 -
    Class C                                                                          (98,035)                 -
    Class Y                                                                              (30)                 -
---------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                (720,201)                 -
===============================================================================================================
 Capital share transactions:
===============================================================================================================
 Net proceeds from sales of shares                                               311,699,581         47,393,509
 Reinvestment of distributions                                                       705,953                  -
 Cost of shares reacquired                                                       (51,382,838)        (4,359,957)
---------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions            261,022,696         43,033,552
===============================================================================================================
 Net increase in net assets                                                      230,641,046         54,924,378
===============================================================================================================
 NET ASSETS:
===============================================================================================================
 Beginning of year                                                                59,647,488          4,723,110
---------------------------------------------------------------------------------------------------------------
 End of year                                                                    $290,288,534        $59,647,488
===============================================================================================================
 Undistributed (distributions in excess of) net investment income               $   (878,633)         $  17,284
===============================================================================================================

                See Notes to Financial Statements.

Financial Highlights

                                                                                          Year Ended 11/30,
                                                             -----------------------------------------------------------------------
                                                             2000             1999            1998             1997         1996
====================================================================================================================================
 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of year                           $18.89           $12.58          $16.18           $12.84       $10.18
                                                              ======           ======          ======           ======       ======
 Investment operations
   Net investment income (loss)                                 (.25)(e)          .04(e)          .15              .23          .30
   Net realized and unrealized gain on investments               .73             6.27             .09             3.39         2.50
                                                              ------            -----            ----           ------       ------
      Total from investment operations                           .48             6.31             .24             3.62         2.80
                                                              ------            -----            ----           ------       ------
 Distributions to shareholders from:
   Net investment income                                        (.01)               -           (.37)             (.28)        (.12)
   Net realized gain                                            (.19)               -           (3.47)               -         (.02)
                                                              ------            -----            ----           ------       ------
      Total distributions                                       (.20)               -           (3.84)            (.28)        (.14)
                                                              ------            -----            ----           ------       ------
 Net asset value, end of year                                 $19.17           $18.89          $12.58           $16.18       $12.84
                                                              ======           ======          ======           ======       ======
 Total Return(a)                                                2.55%           50.04%           5.71%           28.90%       27.81%
 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions            1.49%             .41%            .02%             .00%         .00%
   Expenses, excluding waiver and expense reductions            1.61%            1.64%           1.60%            1.58%        2.39%
   Net investment income (loss)                                (1.18)%            .25%           1.14%            1.69%        2.67%


                                                              Year Ended 11/30,           10/16/1998(c)
                                                            -----------------------          to
                                                             2000             1999        11/30/1998

Per Share Operating Performance (Class B Shares)
Net asset value, beginning of period                          $18.78           $12.57          $10.41
                                                              ======           ======          ======
 Investment operations
   Net investment loss                                          (.39)(e)         (.06)(e)           -(b)
   Net realized and unrealized gain on investments               .75             6.27            2.16
                                                              ------            -----            ----
      Total from investment operations                           .36             6.21            2.16
                                                              ------            -----            ----

 Distributions to shareholders from:
   Net realized gain                                            (.19)              -                -
                                                              ------            -----            ----
 Net asset value, end of period                               $18.95           $18.78          $12.57

 Total Return(a)                                                1.96%           49.32%          20.75%(d)
 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions            2.11%            1.07%            .13%(d)
   Expenses, excluding waiver and expense reductions            2.23%            2.30%            .34%(d)
   Net investment loss                                         (1.82)%           (.40)%          (.08)%(d)


                                                              Year Ended 11/30,            10/19/1998(c)
                                                            -----------------------          to
                                                             2000             1999         11/30/1998

 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                         $18.76           $12.59          $10.70
                                                              ======           ======          ======
 Investment operations
   Net investment loss                                          (.38)(e)         (.06)(e)           -(b)
   Net realized and unrealized gain on investments               .75             6.23            1.89
                                                              ------            -----            ----
      Total from investment operations                           .37             6.17            1.89
                                                              ------            -----            ----
 Distributions to shareholders from:
   Net realized gain                                            (.19)               -               -
                                                              ------            -----            ----
 Net asset value, end of period                               $18.94           $18.76          $12.59
                                                              ======           ======          ======
 Total Return(a)                                                1.96%           49.01%          17.66%(d)
 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions            2.11%            1.07%            .13%(d)
   Expenses, excluding waiver and expense reductions            2.23%            2.30%            .34%(d)
   Net investment loss                                         (1.81)%           (.40)%          (.10)%(d)



See Notes to Financial Statements.
                                                                               7




 Financial Highlights (continued)

                                                              8/15/2000(c)
                                                                     to
                                                             11/30/2000

 Per Share Operating Performance (Class P Shares)
 Net asset value, beginning of period                         $21.48
                                                              ======
 Investment operations
   Net investment loss                                          (.09)(e)
   Net realized and unrealized loss on investments             (2.16)
                                                               -----
      Total from investment operations                         (2.25)
                                                               -----
 Net asset value, end of period                               $19.23
                                                              ======
 Total Return(a)                                              (10.47)%(d)

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions             .45%(d)
   Expenses, excluding waiver and expense reductions             .49%(d)
   Net investment loss                                          (.44)%(d)


                                                                           12/9/1998(c)
                                                          Year Ended           to
                                                          11/30/2000       11/30/1999

 Per Share Operating Performance (Class Y Shares)
 Net asset value, beginning of period                      $18.94           $12.76
                                                           ======           ======
 Investment operations
   Net investment income (loss)                              (.14)(e)          .09(e)
   Net realized and unrealized gain on investments            .69             6.09
                                                              ---             ----
      Total from investment operations                        .55             6.18
                                                              ---             ----


 Distributions to shareholders from:
   Net investment income                                    (.04)                -
   Net realized gain                                        (.19)                -
                                                            ----
      Total distributions                                   (.23)                -
                                                            ----

 Net asset value, end of period                            $19.26           $18.94
                                                           ======           ======

 Total Return(a)                                            2.89%            48.43%(d)

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions        1.11%              .06%(d)
   Expenses, excluding waiver and expense reductions        1.23%             1.27%(d)
   Net investment income (loss)                             (.66)%             .62%(d)




                                                                                      Year Ended 11/30,
                                                         ---------------------------------------------------------------------------
 Supplemental Data for All Classes:                        2000              1999            1998              1997        1996
====================================================================================================================================
   Net assets, end of year (000)                         $290,289          $59,647          $4,723            $1,672      $1,462
   Portfolio turnover rate                                 112.57%          104.87%         136.81%            52.86%      30.78%
====================================================================================================================================

 (a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (b) Amount represents less than $.01.
 (c) Commencement of offering of class shares.
 (d) Not annualized.
 (e) Calculated using average shares outstanding during the period.



8

        See Notes to Financial Statements.

 Notes to Financial Statements

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on April 26, 1992. The Company consists of three separate portfolios. This report covers one of the portfolios-Lord Abbett Growth Opportunities Fund ("Series"). The Series is diversified as defined under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and ask prices on such exchanges. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions and Investment Income - Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes - It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(d) Expenses - Expenses incurred by the Company that do not specifically relate to an individual Series are allocated to the Series on a pro rata basis. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Series has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Series with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Series' investment portfolio. The management fee is based on average daily net assets for each month at the annual rate of 0.90%. Lord Abbett voluntarily waived a portion of its management fee during the year ended November 30, 2000.

12b-1 Plans
The Series has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee                          Class A     Class B     Class C    Class P
--------------------------------------------------------------------------------
Service                         .25%        .25%        .25%       .20%
Distribution                   .10%(1)      .75%        .75%       .25%

(1) In addition, the Series pays a one time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a one-year period.

Class Y does not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Series after concessions were paid to authorized distributors for the year ended November 30, 2000:

Distributor Commissions                  Dealers' Concessions
--------------------------------------------------------------------------------
                 $525,894                          $3,042,521

Certain of the Series' officers and directors have an interest in Lord Abbett.

4.   DISTRIBUTIONS

Dividends from net investment income and net realized gain from investment transactions, if any, are declared and paid annually. Taxable net realized gains from securities transactions, reduced by capital loss carry forwards, if any, are distributed to shareholders annually. The capital loss carry forward amount is available to offset future net capital gains. At November 30, 2000, the Series had a capital loss carry forward of $21,367,775 which will expire in 2009.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the year ended November 30, 2000:

   Purchases            Sales
---------------------------------
$501,614,704      $254,541,961

As of November 30, 2000, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments based on cost for federal income tax purposes were as follows:

                          Gross             Gross              Net
                     Unrealized        Unrealized       Unrealized
      Tax Cost     Appreciation      Depreciation     Appreciation
--------------------------------------------------------------------------------
  $281,303,842      $35,240,201     $(28,514,238)       $6,725,963

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferral of wash sales.

6.   CERTAIN RECLASSIFICATIONS

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are either considered temporary or permanent in nature. Permanent items identified during the year ended November 30, 2000, have been reclassified among the components of net assets based on their tax basis treatment as follows:

   Distributions in Excess       Accumulated Net Realized
  of Net Investment Income            Loss on Investments     Paid-In Capital
                  Increase                       Increase           Decrease
--------------------------------------------------------------------------------
                $2,475,833                         $2,743       $(2,478,576)


7.   DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' expense on the Statement of Operations and are not deductible for Federal income tax purposes until such amounts are paid.


8.   SUMMARY OF CAPITAL TRANSACTIONS

The Series has authorized 150 million shares of $.001 par value capital stock designated as follows: 50 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares.

                                                                              Year Ended                            Year Ended
                                                                       November 30, 2000                     November 30, 1999
------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                     Shares         Amount                 Shares         Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     8,582,469   $185,262,116              2,010,484    $31,122,767
Reinvestment of distributions                                      24,829        488,885                      -              -
Shares reacquired                                              (1,602,906)   (34,059,822)              (212,825)    (3,631,283)
------------------------------------------------------------------------------------------------------------------------------
Increase                                                        7,004,392   $151,691,179              1,797,659    $27,491,484
------------------------------------------------------------------------------------------------------------------------------


10


 Notes to Financial Statements (continued)
                                                                              Year Ended                            Year Ended
                                                                       November 30, 2000                     November 30, 1999
------------------------------------------------------------------------------------------------------------------------------
Class B Shares                                                     Shares         Amount                 Shares         Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     3,364,621   $ 72,983,458                583,643    $ 9,180,995
Reinvestment of distributions                                       6,306        123,464                      -              -
Shares reacquired                                                (496,430)   (10,566,610)               (18,432)      (294,430)
------------------------------------------------------------------------------------------------------------------------------
Increase                                                        2,874,497   $ 62,540,312                565,211    $ 8,886,565
------------------------------------------------------------------------------------------------------------------------------
Class C Shares
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     2,490,662   $ 53,405,245                450,156    $ 7,087,621
Reinvestment of distributions                                       4,784         93,568                      -              -
Shares reacquired                                                (323,051)    (6,755,046)               (24,444)      (434,244)
------------------------------------------------------------------------------------------------------------------------------
Increase                                                        2,172,395   $ 46,743,767                425,712    $ 6,653,377
------------------------------------------------------------------------------------------------------------------------------

                                                                           Period Ended
                                                                      November 30, 2000*
------------------------------------------------------------------------------------------------------------------------------
Class P Shares                                                     Shares         Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         2,274     $   48,762
Shares reacquired                                                     (16)          (360)
------------------------------------------------------------------------------------------------------------------------------
Increase                                                            2,258     $   48,402
------------------------------------------------------------------------------------------------------------------------------

                                                                              Year Ended                          Period Ended
                                                                       November 30, 2000                     November 30, 1999**
------------------------------------------------------------------------------------------------------------------------------
Class Y Shares                                                        Shares       Amount                 Shares         Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                 -     $    -                    157      $   2,126
Reinvestment of distributions                                           1.802         36                      -              -
Shares reacquired                                                     (45.998)    (1,000)                     -              -
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                                   (44.196)$     (964)                   157      $   2,126
------------------------------------------------------------------------------------------------------------------------------

 *For the period August 15, 2000 to November 30, 2000.
**For the period December 9, 1998 to November 30, 1999.

9.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's expenses.

10.   LINE OF CREDIT

The Company, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility was at an annual rate of 0.06% during the year. Effective December 17, 1999, this fee was increased to 0.09% per annum. There were no loans outstanding pursuant to this Facility at November 30, 2000, nor was the Facility utilized at any time during the year.

 Independent Auditors' Report

The Board of Directors and Shareholders,
Lord Abbett Research Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Research Fund, Inc. - Lord Abbett Growth Opportunities Fund (the "Company") as of November 30, 2000, the related statement of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Research Fund, Inc.-Lord Abbett Growth Opportunities Fund as of November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
New York, New York
January 19, 2001



Copyright(C)2001 by Lord Abbett Growth Opportunities Inc., 90 Hudson Street, Jersey City, NJ 07302-3973

This publication, when not used for the general information of shareholders of Lord Abbett Growth Opportunities, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Series' Investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained in this publication will come to pass. All rights reserved. Printed in the U.S.A.

Lord, Abbett & Co.

Investment
Team Profile

Lord Abbett uses a team of portfolio managers and analysts acting together to manage the Fund's investments. The Senior Investment Managers of the team include Stephen McGruder, Kevin Ferguson and Frederic Ohr.

Stephen J. McGruder, Partner, has over 30 years experience in the financial services industry. He received a BA from Claremont-McKenna College and a BS from Stanford University. He holds the Chartered Financial Analyst designation.

Kevin P. Ferguson, Senior Investment Manager, has over eight years experience in the financial services industry. He received a BS from Boston College and an MBA from New York University-Leonard Stern School of Business.

Frederic D. Ohr, Senior Investment Manager, has over 29 years experience in the financial services industry. He received both a BBA and an MBA from the University of Michigan.


        About Your
        Fund and Trust's
            Board of
            Directors
            and Trustees

The Securities and Exchange Commission (SEC) views the role of the independent Board of Trustees as one of the most important com po nents in overseeing a mutual fund. The Board of Trustees watches over the Funds' general oper ations and represents your interests. Trustees review and approve every contract between your Fund and Lord, Abbett & Co. (the Funds' investment manager) and Lord Abbett Distributor LLC (the Funds' underwriter). They meet regularly to review a wide variety of information and issues regard ing the Funds. Every Trustee possesses extensive business experience. Lord Abbett Tax-Free Income Fund and Trust shareholders are indeed fortunate to have a group of independent Trustees with diverse backgrounds to provide a variety of viewpoints in overseeing the Fund. Below, we feature one of our Trustees, E. Thayer Bigelow, Jr.


                                         E. Thayer Bigelow, Jr.
                                         Director--Lord Abbett
                                         Tax-Free Income Fund


                                                 [PHOTO]


Mr. Bigelow is a graduate of Trinity College and earned his MBA at the University of Virginia's Darden Business School. He is currently Senior Advisor at Time Warner Inc. Prior to that, he was acting CEO of Courtroom Television Network, and previously served for five years as President and CEO of Time Warner Cable Programming, Inc.

Mr. Bigelow serves as a member of the Board of Trustees for the Cate School. He is also a member of the Board of Directors of Crane Co. He has been an independent director for all of Lord Abbett's Family of Funds since 1994.

                                Investing in the
                           Lord Abbett
                                   Family of Funds

GROWTH                                                                                             INCOME
===================================================================================================================
Growth Funds              Growth &                     Income Funds             Tax-Free          Money
                          Income Funds                                          Income Funds      Market Fund
-------------------------------------------------------------------------------------------------------------------
Alpha Series              Affiliated Fund              Bond-Debenture Fund      o California      U.S. Government
                                                                                o Connecticut     Securities Money
Global Fund -             Balanced Series              High Yield Fund          o Florida         Market Fund(1)(2)
Equity Series                                                                   o Georgia
                          Growth & Income Series       Global Fund--            o Hawaii
Growth                                                 Income Series            o Michigan
Opportunities             Research Fund--                                       o Minnesota
Fund                      Large-Cap Series             U.S. Government          o Missouri
                                                       Securities Series(1)     o National
International Series                                                            o New Jersey
                                                       Limited Duration U.S.    o New York
Large-Cap Growth Fund                                  Government Securities    o Pennsylvania
                                                       Series(1)                o Texas
Mid-Cap Value Fund                                                              o Washington
                                                       World Bond-
Research Fund -                                        Debenture Series
Small-Cap Value
Series






Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe that your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder Service Line: 800-865-7582
Visit Our Website: www.lordabbett.com

(1) An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

(2) An investment in the Fund is neither insured not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share.

[LOGO]          Lord, Abbett & Co.
                Investment Management
A Tradition of Performance Through Disciplined Investing


Lord Abbett Mutual Fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
-----------------------------------------------------
90 Hudson Street o Jersey City, New Jersey 07302-3973


                                                                    LAGOF 2-1100
                                                                          (1/01)